SHARE-BASED PAYMENTS - Summary of the activity for the restricted shares issued under the share award scheme (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
2013 Share Award Scheme
SHARE-BASED PAYMENTS
Aggregate intrinsic value - Outstanding at beginning | $	$ 3,311
Aggregate intrinsic value - Outstanding at ending | $	2,853
Aggregate intrinsic value - Expected to vest | $	$ 2,853
2013 Share Award Scheme | Restricted Shares
SHARE-BASED PAYMENTS
Number of shares - Outstanding at beginning | shares	13,137,380
Number of shares - Vested | shares	(7,389,941)
Number of shares - Forfeited | shares	(1,667,857)
Number of shares - Outstanding at ending | shares	4,079,582
Number of shares - Expected to vest | shares	4,079,582
Weighted-average grant date fair value - Outstanding at beginning | $ / shares	$ 1.22
Weighted-average grant date fair value - Vested | $ / shares	0.91
Weighted-average grant date fair value - Forfeited | $ / shares	1.15
Weighted-average grant date fair value - Outstanding at ending | $ / shares	1.82
Weighted-average grant date fair value - Expected to vest | $ / shares	$ 1.82